COMMON STOCK (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
COMMON STOCK RESERVED FOR ISSUANCE
Common stock that the Company had reserved for issuance at December 31, 2012, is as follows:

Exercise and conversion of common stock warrants	1,743,056
Stock options outstanding	1,673,797
Stock options available for future grants under the 2010 Stock Plan	1,535,876

Total	4,952,729